Leases - Schedule of Right-of-use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Right-of-use Assets [Line Items]
Balance	$ 1,072,737	$ 1,262,509
Additions for the year	606,100	1,109,050
Depreciation charge for the year	(504,134)	(479,692)
Lease termination		(819,130)
Balance	1,174,703	1,072,737
Office premise [Member]
Schedule of Right-of-use Assets [Line Items]
Balance		1,044,164
Additions for the year	346,435
Depreciation charge for the year	(38,248)	(225,034)
Lease termination		(819,130)
Balance	308,187
Showroom [Member]
Schedule of Right-of-use Assets [Line Items]
Balance	1,072,737	218,345
Additions for the year	259,665	1,109,050
Depreciation charge for the year	(465,886)	(254,658)
Lease termination
Balance	$ 866,516	$ 1,072,737